Restructuring Charges - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost And Reserve [Line Items]
Employee-related costs	$ 9,211,000	$ 5,736,000	$ 573,000
Stock based compensation expense	7,679,000	5,002,000	3,854,000
Lease termination costs	1,332,000	5,202,000	1,887,000
Employee-Related Restructuring Reserves [Member]
Restructuring Cost And Reserve [Line Items]
Employee-related costs	8,300,000	5,700,000	573,000
Stock based compensation expense	947,000
Lease termination costs	$ 1,300,000	$ 5,200,000	$ 1,900,000